SHARE CAPITAL	12 Months Ended
Jul. 31, 2026
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

8. SHARE CAPITAL

a) Authorized:

  Unlimited common shares with no par value.

b) Issued and outstanding

Common Shares	Number of Shares*	$
Balance, July 31, 2024	38,003,053	$4,541,744
Private placements (1,3)	7,950,000	3,520,000
Flow-through private placements (2,5)	2,436,958	1,734,880
Property acquisition (4)	100,000	87,000
Warrants exercised (note 8(c))	3,956,250	1,582,500
Share issuance costs	-	(96,966)
Balance, July 31, 2025	52,446,261	$11,369,158
Private placement (7)	4,000,000	10,000,000
Flow-through private placement (6)	800,000	1,600,000
Brokered private placement (9)	7,895,000	15,000,500
Property acquisition (8)	100,000	265,000
Warrants exercised (note 8(c))	30,990,280	4,381,144
Options exercised (note 8(d))	174,000	281,708
Issuance on RSU vesting (note 8(d))	50,000	188,000
Share issuance costs	-	(1,788,705)
Balance, July 31, 2026	96,455,541	$41,296,805

* On November 7, 2024, the Company completed a forward split of all of its issued and outstanding common shares on the basis of one and one-half new common shares for one old common share.  The number of common shares were adjusted for the split.  Outstanding stock options and share purchase warrants at the time of the split were also adjusted along with the respective exercise prices.

As of July 31, 2026, the Company has no common shares held in escrow (2025 – 1,329,750). The shares were released every six months, over a three-year period, ending March 15, 2026.

During the year ended July 31, 2025:

(1) On August 16, 2024, the Company completed the second and final tranche of a non-brokered private placement consisting of 3,750,000 units (each, a “Unit”), at a price of $0.267 per Unit for gross proceeds of $1,000,000. Each Unit consisted of one common share (each, a “Share”) and one common share purchase warrant (each, a “Warrant”).  Each Warrant entitling the holder to purchase one Share at a price of $0.40 per Share for a period of one year from closing.

(2) On September 24, 2024, the Company completed a non-brokered private placement issuing 906,346 flow-through units (each, a “FT Unit”) at a price of $0.43 per FT Unit for aggregate gross proceeds of $392,750.  Each FT Unit is comprised of one common share issued as a “flow-through share” within the meaning of the Income Tax Act (Canada) and one common share purchase warrant issued on a non-flow-through basis (each, a “Warrant”). Each Warrant entitled the holder to receive one non-flow-through common share at a price of $0.67 per Share for a period of two years from closing. The gross proceeds from the sale of the FT Units will be used by the Company to incur eligible “Canadian exploration expenses” that will qualify as “flow-through mining expenditures” as such terms are defined in the Income Tax Act (Canada). The full amount was renounced to subscribers effective December 31, 2024.

(3) On December 30, 2024, the Company completed a non-brokered private placement issuing a total of 4,200,000 Units at a price of $0.60 per Unit, raising aggregate proceeds of $2,520,000. Each Unit consisted of one common share of the Company and one Warrant, with each Warrant entitling the holder to purchase one Share at a price of $0.75 per Share for a period of two years from closing.

(4) On February 12, 2025, the Company issued 100,000 common shares at a fair value of $87,000 pursuant to the Lac Le Moyne property agreement (see Note 7).

(5) On February 21, 2025, the Company completed a non-brokered private placement issuing a total of 1,530,612 flow-through common shares (each, an "FT Share") at a price of $0.98 per FT Share for gross proceeds of $1,500,000. The FT Shares were issued as "flow-through shares" (within the meaning of subsection 66(15) of the Income Tax Act (Canada) and section 359.1 of the Taxation Act (Québec). The proceeds from the issuance of the FT Shares will be used to incur eligible resource exploration expenses which will qualify as "Canadian exploration expenses"(as defined in the Income Tax Act (Canada)). In addition, subscribers residing in the province of Québec are also eligible for i) an additional deduction for CEE that qualifies as "exploration base relating to certain Québec exploration expenses" incurred in Québec, within the meaning of section 726.4.10 of the Taxation Act (Québec), and ii) for an additional deduction for certain surface mining CEE incurred in Québec that qualifies as "exploration base relating to certain Québec surface mining exploration expenses" within the meaning of section 726.4.17.2 of the Taxation Act (Québec). In connection with the offering, the Company paid cash fees of $90,000 to one qualified finder.

During the year ended July 31, 2026:

(6) On October 22, 2025, the Company completed a non-brokered flow-through private placement issuing 800,000 FT Units at a price of $2.00 per FT Unit for gross proceeds of $1,600,000.  Each FT Unit consisted of one common share issued as a “flow-through share” within the meaning of the Income Tax Act (Canada) and one Warrant issued on a non-flow-through basis. Each Warrant entitles the holder to purchase one non-flow-through common share at a price of $2.50 per Share for a period of two years from the date of issuance.

(7) On October 30, 2025, the Company completed a non-brokered private placement issuing 4,000,000 Units of the Company at a price of $2.50 per Unit for gross proceeds of $10,000,000.  Each Unit consists of one common share of the Company and one Warrant, with each Warrant exercisable to acquire one common share of the Company at a price of $3.00 per Share for a period of two years from the date of issuance. In connection with the Offering, the Company paid cash finders’ fee of $255,500; other share issuance costs of $7,013 and issued 102,200 non-transferable finder’s warrants (each a ‘Finders’ Warrant”) to certain finders. Each Finder’s Warrant entitles the holder thereof to purchase one common share at a price of $3.00 per common share for a period of two years. The fair value of the finder’s warrants was calculated using the Black Scholes option pricing model based on the following assumptions: Exercise price - $3.00, Expected life – 2 years, Expected volatility – 113.21%, Risk-free interest rate – 2.42%, with no expected dividends or forfeitures. The total fair value, being $196,296 for these finders’ warrants has been recorded as a non-cash share issuance cost, with a corresponding adjustment to reserves.

(8) On January 28, 2026, the Company issued 100,000 common shares at a fair value of $265,000 pursuant to the Lac Le Moyne property acquisition (see Note 7).

(9) On June 2, 2026, the Company closed a brokered private placement, whereby the Company issued 7,895,000 Units of the Company at a price of $1.90 per Unit for gross proceeds of $15,000,500.  Each Unit consisted of one common share and one Warrant of the Company.  Each Warrant entitles the holder to purchase one common share of the Company at a price of $2.60 per Share for a period of twenty-four months from the closing date.  The agents for the placement received aggregate cash fee of $750,006 and 394,740 non-transferable common share purchase warrants. Each agent warrant is exercisable into one common share of the Company at $1.90 per share for a period of twenty-four months from the closing date.  The Company also incurred other share issuance costs of $287,782 relating to this private placement.

The fair value of the agent’s warrants was calculated using the Black Scholes option pricing model based on the following assumptions: Exercise price - $1.90, Expected life – 2 years, Expected volatility – 93%, Risk-free interest rate – 2.80%, with no expected dividends or forfeitures.  The total fair value, being $292,108 for these agent’s warrants has been recorded as a non-cash share issuance cost, with a corresponding adjustment to reserves.

c) Warrants

The following is a summary of warrant transactions for the years ended July 31, 2026 and 2025:

	July 31, 2026		July 31, 2025
		Weighted Average		Weighted average
	Number of	Exercise	Number of	Exercise
	Warrants	Price	Warrants	Price
Balance, beginning of year	34,974,961	$0.21	30,074,865	$0.12
Exercised	(30,990,280)	0.14	(3,956,250)	0.40
Issued	13,191,940	2.70	8,856,346	0.59
Balance, end of year	17,176,621	$2.24	34,974,961	$0.21

The following warrants were outstanding and exercisable as of July 31, 2026:

		Number of Warrants	Weighted Average
	Exercise	Outstanding and	Remaining Contractual
Expiry Date	Price	Exercisable	Life (Years)
September 24, 2026**	$0.67	786,346	0.15
December 30, 2026	$0.75	3,198,335	0.42
October 22, 2027	$2.50	800,000	1.23
October 30, 2027	$3.00	4,000,000	1.25
October 30, 2027*	$3.00	102,200	1.25
June 2, 2028	$2.60	7,895,000	1.84
June 2, 2028*	$1.90	394,740	1.84
Total		17,176,621	1.33

*Finder's or agent's warrants
**Exercised subsequent to July 31, 2026 (Note 14).

During the year ended July 31, 2025, 3,956,250 warrants were exercised for gross proceeds of $1,582,500.

During the year ended July 31, 2026, 30,990,280 warrants were exercised for gross proceeds of $4,381,144.

The weighted average share price on the dates that warrants were exercised during the year ended July 31, 2026 was $2.17.

d) Stock-based compensation

Equity Incentive Plan

The Company has an equity compensation plan that includes stock options, restricted share units ("RSU"), deferred share units ("DSU") and performance share units ("PSU"). The total outstanding awards including options, PSUs, DSUs or RSUs, shall not exceed more than 20% of the total outstanding common shares on a non-diluted basis.

Stock Option Plan

Options are granted with an exercise price determined by the Board of Directors, which may not be less than 25% of the Company's stock price on the date of the grant. Options granted to directors, employees and consultants other than consultants engaged in investor relations activities will vest immediately. However, for options granted to employees and consultants engaged in investor relations activities will vest in stages over a minimum period of 12 months with no more than one-quarter of the options vesting in any three-month period.

RSUs, DSUs, and PSUs under the Plan

A RSU is a unit equivalent in value to a Common Share which entitles the holder to receive one common share for each RSU after a specified vesting period determined by the Company. Upon settlement, RSU holders will receive (a) one fully paid and non-assessable common share in respect of each vested RSU, (b) subject to the approval by the board of directors, a cash payment, or (c) a combination of common shares and cash. The cash payment is determined by multiplying the number of RSUs redeemed for cash by the market price on the date of settlement.  RSUs expire by December 31 in the third year after they are granted.

A DSU is a unit equivalent in value to a common share which entitles the holder to receive one common share for each DSU on a future date, generally upon termination of service with the Company. Upon settlement, holders will receive (a) one fully paid and nonassessable common share in respect of each vested DSU, (b) subject to the approval of the board of directors, a cash payment, or (c) a combination of common shares and cash. The cash payment is determined with reference to the market price in the same manner as with RSUs.

A PSU is a unit equivalent in value to a common share which entitles the holder to receive one common share for each PSU on a future date, generally upon the achievement of certain performance goals within the Company. Upon settlement, holders will receive (a) one fully paid and nonassessable common share in respect of each vested PSU, (b) subject to the approval of the board of directors, a cash payment, or (c) a combination of common shares and cash. The cash payment is determined with reference to the market price in the same manner as with RSUs.

The RSUs, DSUs and PSUs granted will vest and be exercisable on a basis determined by the board at the time of the grant and will be exercisable for a period not exceeding ten years.

Stock options

The following is a summary of option transactions under the Company's equity incentive plan for the years ended July 31, 2026 and 2025:

	July 31, 2026		July 31, 2025
		Weighted Average		Weighted average
	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price
Balance, beginning of year	7,250,000	$0.629	2,250,000	$0.138
Exercised	(174,000)	0.850	-	-
Granted	3,335,000	2.135	5,000,000	0.850
Balance, end of year	10,411,000	$1.108	7,250,000	$0.629

The following stock options were outstanding and exercisable as at July 31, 2026:

		Number of	Number of	Weighted Average
	Exercise	Options	Options	Remaining Contractual
Expiry Date	Price	Exercisable	Outstanding	Life (Years)
April 26, 2029	$0.133	1,950,000	1,950,000	2.74
May 8, 2029	$0.167	300,000	300,000	2.77
March 14, 2030	$0.850	4,826,000	4,826,000	3.62
September 8, 2030	$1.970	1,161,600	1,760,000	4.11
October 22, 2027	$3.820	50,000	50,000	1.23
December 5, 2029	$2.500	75,000	75,000	3.35
January 30, 2028	$2.750	200,000	200,000	1.50
May 7, 2031	$2.180	-	750,000	4.77
May 7, 2028	$2.180	-	500,000	1.77
Total		8,562,600	10,411,000	3.45

Stock option granted during the year ended July 31, 2025

  On March 14, 2025, the Company granted 5,000,000 stock options to certain directors, officers and consultants, priced at $0.85 and are exercisable for a period of 5 years from the date of grant. The options vest as to 33% on the date that is four months from the grant date, 33% on the date that is eight months from the grant date and 34% on the date that is twelve months from the grant date.

Stock options granted during the year ended July 31, 2026

  On September 8, 2025, the Company granted 1,760,000 stock options to certain directors, officers and consultants, priced at $1.97 and are exercisable for a period of 5 years from the date of grant. The options vest as to 33% on the date that is four months from the grant date, 33% on the date that is eight months from the grant date and 34% on the date that is twelve months from the grant date.
  On October 22, 2025, the Company granted 50,000 stock options to a consultant, priced at $3.82 and are exercisable for a period of 2 years from the date of grant. The options vested upon the Company's successful listing on the EuroNext exchange.
  On December 5, 2025 the Company granted 75,000 stock options to a consultant, priced at $2.50 and are exercisable for a period of 4 years from the date of grant. The options vest in six months from the date of grant.
  On January 30, 2026 the Company granted 200,000 stock options to a consultant, priced at $2.75 and are exercisable for a period of 2 years from the date of grant. The options vested immediately.
  On May 7, 2026 the Company granted 1,250,000 options to certain directors, officers and consultants of the Company.  The options are exercisable at a price of $2.18 per share. 750,000 options are exercisable for a period of five years from the date of grant and vest as to 33% four months from the date of grant, 33% eight months from the date of grant, and 34% twelve months from the date of grant. The remaining 500,000 options are exercisable for a period of two years from the date of grant, and vest in full on October 7, 2026.

During the year ended July 31, 2026, 174,000 stock options were exercised for gross cash proceeds of $147,900. $133,808 of stock-based compensation originally recognised on the grant date for these options was transferred to share capital from reserves upon exercise of these options.

The weighted average share price on the dates that options were exercised during the year ended July 31, 2026 was $2.67 (2025 - $Nil).

Restricted share units

The following is a summary of RSU transactions under the Company's equity incentive plan for the years ended July 31, 2026 and 2025:

Number of
RSUs
Balance, July 31, 2024 and 2025	-
Granted	2,835,000
Exercised	(50,000)
Balance, July 31, 2026	2,785,000

The following RSUs were outstanding and exercisable as at July 31, 2026:

	Number of	Number of	Weighted Average
	RSUs	RSUs	Remaining Contractual
Expiry Date	Vested*	Outstanding	Life (Years)
December 31, 2028	25,000	1,685,000	2.42
December 31, 2029	-	1,100,000	3.42
Total	25,000	2,785,000	2.82

* The grantee has the ability to request the issuance of the related common shares at any time once vested.

RSUs granted during the year ended July 31, 2026

  On September 8, 2025, the Company granted 1,660,000 RSUs to certain directors, officers and consultants which vest as to one quarter every four months from the grant date.  On January 8, 2026, the vesting dates of these RSUs was amended to 25% on May 8, 2026, 25% on September 8, 2026, 25% on January 8, 2027, and 25% on May 8, 2027.  The Company adjusted stock-based compensation accordingly for this amendment.  On May 8, 2026, the vesting dates of these RSUs was further amended to 25% on September 8, 2026, 25% on January 8, 2027, 25% on May 8, 2027, and 25% on September 8, 2027.  The Company adjusted stock-based compensation accordingly for this second amendment.
  On October 22, 2025, the Company granted 50,000 RSUs to a consultant which vested upon the successful listing by the Company on EuroNext.
  On December 5, 2025, the Company granted 25,000 RSUs to a consultant which vest six months from the grant date.
  On January 23, 2026, the Company granted 750,000 RSUs to a director which vest as to 50% in one year and 50% in two years from the grant date.
  On May 7, 2026, the Company granted 350,000 RSUs to certain directors, and officers, which vest as to one quarter every four months from the grant date.

During the year ended July 31, 2026, 50,000 RSUs vested, resulting in the issuance of 50,000 common shares being issued for $nil cash consideration.

Stock-based compensation

The following weighted average assumptions were used for the Black-Scholes pricing model calculations for options granted:

	May 7, 2026	Jan 30, 2026	Dec 5, 2025	Oct 22, 2025	Sept 8, 2025	Mar 14, 2025
Risk-free interest rate	3.08%	2.56%	3.01%	2.38%	2.77%	2.72%
Expected stock price volatility	119%	105%	144%	105%	168%	184%
Expected option life in years	3.8 years	2 years	4 years	2 years	5 years	5 years
Dividend rate	Nil	Nil	Nil	Nil	Nil	Nil

The fair value of each RSU granted was equal to the Company's share price on the date of each grant.

During the year ended July 31, 2025, $2,591,294 was expensed as stock-based compensation related to options issued.

During the years ended July 31, 2026, $5,622,044 and $3,545,202 respectively, was expensed as stock-based compensation related to options and RSUs granted, with a corresponding adjustment to reserves.